Cash and deposits with financial institutions (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	April 30 2026		January 31 2026		October 31 2025
Cash and non-interest-bearing deposits with financial institutions	$9,103		$8,732		$10,256
Interest-bearing deposits with financial institutions	70,198		65,106		55,711
Total	$79,301	(1)	$73,838	(1)	$65,967	(1)
(1)	Net of allowances of $3 (January 31, 2026 – $3; October 31, 2025 – $4).